Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management, objectives and policies [Abstract]
Maximum Credit Exposure
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2023	2022
Cash and cash equivalents	$74,738	$125,948
Accounts receivable and accrued revenues	75,848	59,465
Maximum credit exposure	$150,586	$185,412

Contractual Maturities of Financial Liabilities
The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis. The SOFR interest spot rate at December 31, 2023 (and spot rate at December 31, 2022 for comparatives) is used as a basis for preparation.

As of December 31, 2023
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$65,665	$346,283	$143,919	$555,867
Total	$65,665	$346,283	$143,919	$555,867

As of December 31, 2022
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$59,707	$384,591	$26,464	$470,761
Interest rate swaps	(3,300)	-	-	(3,300)
Total	$56,407	$384,591	$26,464	$467,462